Loans and financing - Long term debentures maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long term loans maturity
Total long term debentures	R$ 39.9	R$ 941.7
Later than one year and not later than two years
Long term loans maturity
Total long term debentures		470.4
Later than two years and not later than three years
Long term loans maturity
Total long term debentures	R$ 39.9	R$ 471.3